Franchise Rights Acquired, Goodwill and Other Intangible Assets - Schedule of Assumptions Utilized in Annual Impairment Analysis (Details)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022
Assumptions Utilized in Annual Impairment Analysis [Line Items]
Discount Rate	9.60%	8.50%
Minimum
Assumptions Utilized in Annual Impairment Analysis [Line Items]
Debt-Free Cumulative Annual Cash Flow Growth Rate	1.20%	0.20%
Maximum
Assumptions Utilized in Annual Impairment Analysis [Line Items]
Debt-Free Cumulative Annual Cash Flow Growth Rate	20.60%	2.60%